CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION (Schedule of Revenues and Long-lived Assets by Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 161,926	$ 161,735
Long-lived assets	97,683		100,926
Consolidated Revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	12.00%	11.00%
The number of customers accounting for revenues concentration risk	1	1
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	72,266		73,760
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	54,823	82,409
Long-lived assets	11,043		12,490
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	54,719	42,014
Long-lived assets	4,702		4,867
Asia and Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	37,468	21,951
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,857	5,735
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	10,059	9,626
Long-lived assets	9,072		9,197
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 600		$ 612